Other Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, net:
Property and equipment, gross	$ 98,801	$ 101,515
Less: Accumulated depreciation	(75,985)	(78,665)
Property and equipment, net	22,816	22,850
Computers and equipment
Property and equipment, net:
Property and equipment, gross	94,170	93,947
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	2,054	4,795
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	922	1,309
Others
Property and equipment, net:
Property and equipment, gross	$ 1,655	$ 1,464